STOCKHOLDERS' EQUITY (Details - Warrants) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants outstanding, beginning balance	2,868,397	1,627,532	1,627,532
Outstanding Weighted Average Exercise Price	$ 0.00084	$ 0.012292	$ 0.00084	$ 0.21
Weighted Average Remaining Contractual Life	2 years 8 months 12 days	4 years	3 years 4 months 24 days	4 years 6 months
Warrants issued	0	43,082,532
Issued, Weighted Average Exercise Price	$ 0	$ 0.01
Weighted Average Remaining Contractual Life, Issued		4 years 4 months 24 days
Warrants exercised		0
Exercised, Weighted Average Exercise Price		$ 0
Warrants expired/forfeited	0	(41,666,667)
Expired/Forfeited, Weighted Average Exercise Price	$ 0	$ 0
Warrants outstanding, ending balance	2,868,397	3,043,397	2,868,397	1,627,532
Outstanding, Weighted Average Exercise Price	$ 0.00084	$ 0.21	$ 0.21
Warrants expired/forfeited	0	41,666,667
Warrants outstanding, ending balance	2,868,397	3,043,397	2,868,397	1,627,532
Outstanding Weighted Average Exercise Price	$ 0.00084	$ 0.012292	$ 0.00084	$ 0.21